Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100
	for First PEO	for Second PEO	to First PEO	to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income Margin
Year	($) (1)	($) (2)	($) (1)	($) (2)	($) (3)	($) (3)	($) (4)	($) (4)	($) (5)	(6)
2026	$6,080,030	$—	$4,355,931	$—	$2,002,638	$1,544,315	$117.76	$610.83	$27,960,000	4.6%
2025	$3,982,601	$—	$2,210,881	$—	$1,319,430	$919,153	$88.45	$246.14	$16,984,000	3.1%
2024	$4,554,584	$—	$2,455,879	$—	$1,555,462	$1,180,999	$101.10	$181.66	$20,511,000	2.9%
2023	$4,293,775	$1,375,446	$4,697,655	$1,415,198	$1,070,088	$1,333,526	$127.09	$149.73	$55,831,000	4.8%
2022	$—	$3,906,259	$—	$3,020,432	$991,889	$879,149	$92.46	$132.31	$31,253,000	3.9%

Company Selected Measure Name	Operating Income Margin
Named Executive Officers, Footnote	On March 1, 2023, Mr. Phillips (the “First PEO”) began his employment as our Chief Executive Officer.
(2)On February 28, 2023, Mr. Charron (the “Second PEO”) retired from his position as our Chief Executive Officer.
(3)During 2026, 2025 and 2024, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, and Mr. Hass. During 2023, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, and Mr. Christopher Thyen. During 2022, our non-PEO NEOs consisted of the following: Ms. Croom, Mr. Korn, Ms. Thomson, Mr. Thyen, and Mr. John Kahle.

Peer Group Issuers, Footnote	Total shareholder return (TSR) in the table above is calculated based on the assumption that $100 is invested in the Company’s stock and the Russell 2000 Electronic Components Subindex at the closing market prices on June 30, 2021 and that dividends, if any, are reinvested. The Russell 2000 Electronic Components Subindex is the same peer group we use in reporting the performance graph in our Annual Report.
Adjustment To PEO Compensation, Footnote

Richard D. Phillips
2026
Total Compensation as reported in the Summary Compensation Table	$6,080,030
Less: Reported Value of Equity Awards	$(4,142,940)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$1,853,258
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$(507,067)
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$1,072,650
Compensation Actually Paid	$4,355,931
The equity awards reportable for Mr. Phillips above consisted of performance shares, restricted shares, and an Equity Sign-On Inducement Grant, all of which are reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end. The Equity Sign-On Inducement Grant was revalued using a Monte Carlo simulation as of each reportable fiscal year end.

Non-PEO NEO Average Total Compensation Amount	$ 2,002,638	$ 1,319,430	$ 1,555,462	$ 1,070,088	$ 991,889
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,544,315	919,153	1,180,999	1,333,526	879,149
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs
2026
Total Compensation as reported in the Summary Compensation Table	$2,002,638
Less: Reported Value of Equity Awards	$(1,204,728)
Plus: Total Value of Unvested Awards Granted during the Fiscal Year	$623,077
Total Change in Value of Unvested Awards Granted in Prior Fiscal Years	$(82,359)
Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year	$205,687
Compensation Actually Paid	$1,544,315
The equity awards reflected in the table above for the Company’s average Non-PEO NEOs consisted of performance shares and restricted shares which were reported in the Summary Compensation Table at grant date fair value. In order to calculate the Compensation Actually Paid, the equity awards must be revalued at each fiscal year end. The performance shares were revalued based on updated performance metrics and the Company’s stock price as of each reportable fiscal year end. The restricted shares were revalued based on the Company’s stock price as of each reportable fiscal year end.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Pay versus Performance Tabular List
The tabular list below reflects our other important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending June 30, 2026. The performance measures included in this table are ranked alphabetically, not by relative importance.

Performance Measures
•Economic Profit
•Operating Income Margin
•Relative Revenue Growth
•Relative Total Shareholder Return (rTSR)
•Free Cash Flow
•Sustainability

Total Shareholder Return Amount	$ 117.76	88.45	101.10	127.09	92.46
Peer Group Total Shareholder Return Amount	610.83	246.14	181.66	149.73	132.31
Net Income (Loss)	$ 27,960,000	$ 16,984,000	$ 20,511,000	$ 55,831,000	$ 31,253,000
Company Selected Measure Amount	0.046	0.031	0.029	0.048	0.039
Additional 402(v) Disclosure
As outlined in the CD&A above, the TCC Committee has implemented an executive compensation program that prioritizes performance and aims to align employee and Share Owner interests. The Pay vs. Performance disclosure below provides a snapshot of pay and performance alignment by evaluating the link between Compensation Actually Paid, as defined by the SEC (“CAP”), and measures of market and financial performance. CAP is a valuation concept defined by the SEC solely for purposes of this Pay versus Performance disclosure; it does not represent amounts of compensation actually earned, realized, or received by our NEOs during the applicable year, and it is not a measure the Talent, Culture, and Compensation Committee uses to make its executive compensation decisions.

The following table sets forth additional compensation information for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), calculated in accordance with Item 402(v) of Regulation S-K, for fiscal years 2026, 2025, 2024, 2023, and 2022.

Measure:: 1
Pay vs Performance Disclosure
Name	•Economic Profit
Measure:: 2
Pay vs Performance Disclosure
Name	•Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	•Relative Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return (rTSR)
Measure:: 5
Pay vs Performance Disclosure
Name	•Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	•Sustainability
Mr. Phillips [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,080,030	$ 3,982,601	$ 4,554,584	$ 4,293,775	$ 0
PEO Actually Paid Compensation Amount	4,355,931	2,210,881	2,455,879	4,697,655	0
Mr. Charron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	1,375,446	3,906,259
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 1,415,198	$ 3,020,432
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Name	Richard D. Phillips
PEO | Mr. Phillips [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,142,940)
PEO | Mr. Phillips [Member] | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,853,258
PEO | Mr. Phillips [Member] | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,067)
PEO | Mr. Phillips [Member] | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,650
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,204,728)
Non-PEO NEO | Total Value of Unvested Awards Granted during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,077
Non-PEO NEO | Total Change in Value of Unvested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,359)
Non-PEO NEO | Total Change in Value from Prior Fiscal Year-End of Awards that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 205,687